Goodwill and other intangible assets	12 Months Ended
Oct. 31, 2024
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Goodwill and other intangible assets

Note 11 Goodwill and other intangible assets
Goodwill

	For the year ended October 31, 2024

(Millions of Canadian dollars)	Personal Banking – Canada	Caribbean Banking	Commercial Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Investor Services	Insurance	Capital Markets	Total
Balance at beginning of period	$1,851	$1,791	$793	$593	$2,016	$3,080	$1,124	$29	$112	$1,205	$12,594
Acquisitions	3,159	–	3,022	283	72	–	–	–	–	–	6,536
Dispositions	–	–	–	–	–	–	–	–	–	–	–
Currency translations and other	(16)	7	–	1	76	11	74	–	–	3	156
Balance at end of period	$4,994	$1,798	$3,815	$877	$2,164	$3,091	$1,198	$29	$112	$1,208	$19,286

	For the year ended October 31, 2023

(Millions of Canadian dollars)	Personal Banking – Canada (1)	Caribbean Banking	Commercial Banking (1)	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Investor Services	Insurance	Capital Markets	Total
Balance at beginning of period	$1,802	$1,759	$772	$589	$1,928	$3,027	$1,042	$59	$112	$1,187	$12,277
Acquisitions	49	–	21	–	–	–	–	–	–	–	70
Dispositions	–	–	–	–	–	–	–	(30)	–	–	(30)
Currency translations and other	–	32	–	4	88	53	82	–	–	18	277
Balance at end of period	$1,851	$1,791	$793	$593	$2,016	$3,080	$1,124	$29	$112	$1,205	$12,594

(1)	Amounts have been revised from those previously presented to conform to our new basis of segment presentation. Refer to Note 26 for further details of our business segments.

Effective the fourth quarter of 2024, the Personal & Commercial Banking segment became two standalone business segments: Personal Banking and Commercial Banking. As a result, the previous Canadian Banking CGU became two CGUs: Personal Banking – Canada and Commercial Banking.
Canadian
Banking goodwill was allocated to these new CGUs. Comparative results have been revised to conform to our new basis of segment presentation. Refer to Note 26 for further details of our business segments.
We perform our annual impairment test by comparing the carrying amount of each CGU to its recoverable amount. The recoverable amount of a CGU is represented by its VIU, except in circumstances where the carrying amount of a CGU exceeds its VIU. In such cases, the greater of the CGU’s FVLCD and its VIU is the recoverable amount. Our annual impairment test is performed as at August 1.
In our 2024 and 2023 annual impairment tests, the recoverable amount of our Caribbean Banking CGU was based on its FVLCD and the recoverable amounts of all other CGUs tested were based on their VIU.
Value in use
We calculate VIU using a five-year discounted cash flow method, with the exception of our International Wealth Management CGU where cash flow projections covering a seven-year period were used, which more closely aligns with the strategic growth plan resulting from the acquisition of RBC Brewin Dolphin. Future cash flows are based on financial plans agreed by management, estimated based on forecast results, business initiatives, capital required to support future cash flows and returns to shareholders. Key drivers of future cash flows include net interest margins and average interest-earning assets. The values assigned to these drivers over the forecast period are based on past experience, external and internal economic forecasts, and management’s expectations of the impact of economic conditions on our financial results. Beyond the initial cash flow projection period, cash flows are assumed to increase at a constant rate using a nominal long-term growth rate (terminal growth rate). Terminal growth rates are based on the long-term steady state growth expectations in the countries within which the CGU operates. The discount rates used to determine the present value of each CGU’s projected future cash flows are based on the bank-wide cost of capital, adjusted for the risks to which each CGU is exposed. CGU-specific risks include: country risk, business/operational risk, geographic risk (including political risk, devaluation risk, and government regulation), currency risk, and price risk (including product pricing risk and inflation).
The estimation of VIU involves significant judgment in the determination of inputs to the discounted cash flow model and is most sensitive to changes in future cash flows, discount rates and terminal growth rates applied to cash flows beyond the forecast period. The sensitivity of the VIU to key inputs and assumptions used was tested by recalculating the recoverable amount using reasonably possible changes to those parameters. As at August 1, 2024, no reasonably possible change in an individual key input or assumption, as described, would result in a CGU’s carrying amount exceeding its recoverable amount based on VIU.
The terminal growth rates and pre-tax discount rates used in our discounted cash flow models are summarized below.

	As at
	August 1, 2024		August 1, 2023

	Discount rate (1)	Terminal growth rate	Discount rate (1)	Terminal growth rate
Group of cash generating units
Personal Banking – Canada (2)	11.7%	3.0%	11.7%	3.0%
Caribbean Banking	13.7	3.5	12.9	3.5
Commercial Banking (2)	11.7	3.0	11.7	3.0
Canadian Wealth Management	12.5	3.0	12.5	3.0
Global Asset Management	12.4	3.0	12.5	3.0
U.S. Wealth Management (including City National)	12.6	3.0	12.5	3.0
International Wealth Management	12.3	3.0	12.5	3.0
Investor Services	12.5	3.0	12.4	3.0
Insurance	12.5	3.0	12.4	3.0
Capital Markets	12.7	3.0	12.7	3.0

(1)	Pre-tax discount rates are determined implicitly based on post-tax discount rates.
(2)	Represent assumptions relating to the previous Canadian Banking CGU, which became the Personal Banking – Canada and Commercial Banking CGUs effective the fourth quarter of 2024.
Fair value less costs of disposal – Caribbean Banking
We calculated FVLCD using a discounted cash flow method that projects future cash flows over a 5-year period. Cash flows are based on management forecasts, adjusted to approximate the considerations of a prospective third-party buyer. Cash flows beyond the initial 5-year period are assumed to increase at a constant rate using a nominal long-term growth rate. Future cash flows, terminal growth rates, and discount rates are based on the same factors noted above. This fair value measurement is categorized as level 3 in the fair value hierarchy as certain significant inputs are not observable.
The estimation of FVLCD involves significant judgment in the determination of inputs to the discounted cash flow model and is most sensitive to changes in future cash flows, discount rates and terminal growth rates applied to cash flows beyond the forecast period. The sensitivity of the FVLCD to key inputs and assumptions was tested by recalculating the recoverable amount using reasonably possible changes to those parameters. As at August 1, 2024, no reasonably possible change in an individual key input or assumption, as described, would result in the CGU’s carrying amount exceeding its recoverable a
m
ount.
Other intangible assets

	For the year ended October 31, 2024

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships (1)	In process software	Total
Gross carrying amount
Balance at beginning of period	$5,595	$1,097	$1,658	$2,456	$1,527	$12,333
Additions	31	4	–	9	1,090	1,134
Acquisition through business combination	–	–	1,972	370	–	2,342
Transfers	1,204	42	–	–	(1,246)	–
Dispositions	(1,204)	(67)	–	(9)	(1)	(1,281)
Impairment losses	(37)	(18)	–	–	(30)	(85)
Currency translations	32	17	7	115	3	174
Other changes	(47)	(1)	–	–	14	(34)
Balance at end of period	$5,574	$1,074	$3,637	$2,941	$1,357	$14,583
Accumulated amortization
Balance at beginning of period	$(3,596)	$(658)	$(1,330)	$(846)	$–	$(6,430)
Amortization charge for the year	(986)	(102)	(325)	(136)	–	(1,549)
Dispositions	1,204	66	–	7	–	1,277
Impairment losses	12	5	–	–	–	17
Currency translations	(21)	(7)	(8)	(31)	–	(67)
Other changes	–	(33)	–	–	–	(33)
Balance at end of period	$(3,387)	$(729)	$(1,663)	$(1,006)	$–	$(6,785)
Net balance at end of period	$2,187	$345	$1,974	$1,935	$1,357	$7,798

	For the year ended October 31, 2023 (Restated – Note 2)

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$5,076	$908	$1,630	$2,472	$1,535	$11,621
Additions	81	179	–	–	1,134	1,394
Acquisition through business combination	–	31	–	–	–	31
Transfers	1,067	78	–	–	(1,145)	–
Dispositions	(509)	(145)	–	(160)	8	(806)
Impairment losses	(73)	–	–	(9)	(5)	(87)
Currency translations	68	17	28	144	38	295
Other changes	(115)	29	–	9	(38)	(115)
Balance at end of period	$5,595	$1,097	$1,658	$2,456	$1,527	$12,333
Accumulated amortization
Balance at beginning of period	$(3,031)	$(612)	$(1,146)	$(749)	$–	$(5,538)
Amortization charge for the year	(993)	(146)	(160)	(172)	–	(1,471)
Dispositions	506	157	–	114	–	777
Impairment losses	(19)	–	–	–	–	(19)
Currency translations	(37)	(13)	(24)	(33)	–	(107)
Other changes	(22)	(44)	–	(6)	–	(72)
Balance at end of period	$(3,596)	$(658)	$(1,330)	$(846)	$–	$(6,430)
Net balance at end of period	$1,999	$439	$328	$1,610	$1,527	$5,903

(1)	Includes $259 million of mutual fund management contracts with indefinite useful lives in the Global Asset Management CGU acquired in the HSBC Canada transaction.